Variable Interest Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

The Company’s condensed consolidated balance sheets (unaudited) include the following assets and liabilities of these VIEs:

	September 30, 2025	December 31, 2024
Cash	$601	$737
Property and equipment, net	52,562	61,769
Long-term notes payable, current portion	10,679	7,690
Long-term notes payable, non-current portion	22,342	29,619

The Company’s condensed consolidated statements of operations and comprehensive loss (unaudited) include the following expenses of these VIEs:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Interest expense	$397	$521	$1,379	$1,530
Depreciation and amortization	862	1,321	2,862	4,824

The Company’s consolidated balance sheets include the following assets and liabilities of these VIEs:

(in thousands)	December 31, 2024	December 31, 2023
Cash	$737	805
Property and equipment, net	61,769	69,815
Long-term notes payable, current portion	7,690	3,087
Long-term notes payable, non-current portion	29,619	37,404

The Company’s consolidated statements of operations and comprehensive loss include the following expenses of these VIEs:

	Year Ended December 31,
(in thousands)	2024	2023
Interest expense	$1,981	$2,147
Depreciation and amortization	6,049	7,519